Government grants	12 Months Ended
Mar. 26, 2022
Government Grants [Abstract]
Government Grants [Text Block]
1 6 .	Government grants
In response to the
COVID-19
pandemic, various government programs have been announced to provide financial relief for affected businesses.
The Government of Canada announced the CEWS program in April 2020. CEWS provides a wage subsidy on eligible paid compensation, subject to limits per employee, to eligible employers based on certain criteria, including demonstration of certain revenue declines as a result of COVID-19. The Company has determined that it had qualified for this subsidy for certain intermittent periods during fiscal 2022 and during fiscal 2021 and has, accordingly, applied for the CEWS for said periods. During fiscal 2022, the Company has recognized
$0.5 million of CEWS ($1.4 million during fiscal 2021) which has been recorded as a reduction to the eligible employee compensation expense incurred by the Company during this period (within selling, general, and administrative expenses). As at March 26, 2022, $0.5 million of CEWS claimed during the period has been collected and nil is included within Account Receivable on the consolidated balance sheet. As at March 27, 2021, $1.4 million of CEWS had been collected and 0.4 million was included within Accounts Receivable on the consolidated balance sheet.

The Government of Canada announced the CERS program in October 2020. CERS provides a rent subsidy for eligible property expenses, such as occupancy costs, based on certain criteria and is proportional to revenue declines as a result of
COVID-19.
The Company has determined that it had qualified for this subsidy for certain intermittent periods in fiscal 2022 and fiscal 2021 and has accordingly applied for the CERS for said periods. For the fiscal year ended March 26, 2022 and March 27, 2021, the Company has recognized $0.5 million and $0.5 million of CERS respectively and has recorded it as a reduction to the eligible occupancy expense incurred by the Company during this period (within selling, general and administrative expenses). As at March 26, 2022, $0.5 million CERS has been collected and nil is included within Account Receivable on the consolidated balance sheet. As at March 27, 2021, nil of CERS had been collected and $0.5 million was included within Accounts Receivable on the consolidated balance sheet.